Restructuring (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of restructuring liabilities

The following table summarizes the change in our restructuring accruals for the year ended December 31, 2016 (in thousands), which is included in accounts payable and accrued liabilities in the consolidated balance sheets:

	December 31, 2015	Charge to expense	Cash paid	December 31, 2016
Accrued severance	$37	$—	$37	$—

Total	$37	$—	$37	$—